UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      August 10, 1999

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.
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                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total: $795,675,015

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

      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 Adams Express Company      COMMON 006212104       1,318,809      45,281  SH      X                        45,281
 American International Gro COMMON 026874107      14,656,250     125,000  SH      X                       125,000
 Annuity and Life Re (Holdi COMMON G03910109      11,218,750     500,000  SH      X                       500,000
 AmerUs Life Holdings, Inc. COMMON 030732101      12,150,000     450,000  SH      X                       450,000
 AMR Corporation            COMMON 001765106      25,935,000     380,000  SH      X                       380,000
 Buffets, Inc.              COMMON 119882108      12,937,500   1,125,000  SH      X                     1,125,000
 BioReliance Corporation    COMMON 090951104       2,060,500     317,000  SH      X                       317,000
 Berkshire Hathaway Inc.    COMMON 084670108      24,115,000         350  SH      X                           350
 CCB Financial Corp.        COMMON 124875105      10,575,000     200,000  SH      X                       200,000
 Central Securities Corpora COMMON 155123102         919,800      33,600  SH      X                        33,600
 Consolidated Stores Corpor COMMON 210149100      10,125,000     375,000  SH      X                       375,000
 Centocor, Inc.             COMMON 152342101       9,325,000     200,000  SH      X                       200,000
 Cox Communications, Inc. - COMMON 224044107      19,142,500     520,000  SH      X                       520,000
 Cisco Systems, Inc.        COMMON 17275R102      28,996,875     450,000  SH      X                       450,000
 C-Cube Microsystems Inc.   COMMON 125015107       4,753,125     150,000  SH      X                       150,000
 Daimler Chrysler AG        COMMON D1668R123      19,669,000     221,000  SH      X                       221,000
 DuPont Photomasks, Inc.    COMMON 26613X101       5,745,000     120,000  SH      X                       120,000
 Ford Motor Company         COMMON 345370100      28,218,750     500,000  SH      X                       500,000
 First Midwest Bancorp, Inc COMMON 320867104      10,931,250     275,000  SH      X                       275,000
 Golden West Financial      COMMON 381317106      15,680,000     160,000  SH      X                       160,000
 GelTex Pharmaceuticals, In COMMON 368538104       5,400,000     300,000  SH      X                       300,000
 Huntington Bancshares      COMMON 446150104       6,125,000     175,000  SH      X                       175,000
 The Home Depot, Inc.       COMMON 437076102     108,255,000   1,680,000  SH      X                     1,680,000
 Huntingdon Life Sciences   COMMON 445891203       1,014,813     624,500  SH      X                       624,500
 IDEC Pharmaceuticals Corpo COMMON 449370105      30,054,375     390,000  SH      X                       390,000
 Interim Services Inc.      COMMON 45868P100       9,281,250     450,000  SH      X                       450,000
 Kennametal Inc.            COMMON 489170100       6,510,000     210,000  SH      X                       210,000
 Lam Research Corporation   COMMON 512807108      24,977,813     535,000  SH      X                       535,000
 Magainin Pharmaceuticals I COMMON 559036108         768,750     300,000  SH      X                       300,000
 Manugistics Group, Inc.    COMMON 565011103       3,262,500     225,000  SH      X                       225,000
 MetaCreations Corporation  COMMON 591016100       1,725,000     300,000  SH      X                       300,000
 Medtronic, Inc.            COMMON 585055106      11,681,250     150,000  SH      X                       150,000
 MedImmune, Inc. 7% Convert CONV C 584699AAO      15,894,380   2,300,000  PRN     X                     2,300,000
 Philip Morris Companies In COMMON 718154107      10,046,875     250,000  SH      X                       250,000
 Molex Incorporated Class A COMMON 608554200      17,718,750     562,500  SH      X                       562,500
 M&T Bank Corporation       COMMON 55261F104      24,750,000      45,000  SH      X                        45,000
 Annaly Mortgage Management COMMON 035710409       6,187,500     550,000  SH      X                       550,000
 NTL Incorporated           COMMON 629407107      18,099,375     210,000  SH      X                       210,000
 PairGain Technologies, Inc COMMON 695934109         575,000      50,000  SH      X                        50,000
 pcOrder.com, Inc.          COMMON 70453H107       1,870,313      45,000  SH      X                        45,000
 PepsiCo, Inc.              COMMON 713448108       7,737,500     200,000  SH      X                       200,000
 Pfizer Inc.                COMMON 717081103      32,155,000     295,000  SH      X                       295,000
 PRI Automation, Inc.       COMMON 69357H106       3,625,000     100,000  SH      X                       100,000
 Ryder System, Inc.         COMMON 783549108       8,368,750     325,000  SH      X                       325,000
 Everest Reinsurance Holdin COMMON 299808105      13,050,000     400,000  SH      X                       400,000
 Repsol, S.A. - ADR         COMMON 76026T205      14,218,750     700,000  SH      X                       700,000
 ReliaStar Financial Corp.  COMMON 75952U103       9,187,500     210,000  SH      X                       210,000
 Reuters Group plc-ADR      COMMON 76132M102       7,619,875      94,000  SH      X                        94,000
 Royce Value Trust          COMMON 780910105         735,852      55,536  SH      X                        55,536
 Seagate Technology, Inc.   COMMON 811804103      11,018,750     430,000  SH      X                       430,000
 Sun Trust Banks, Inc.      COMMON 867914103      16,665,000     240,000  SH      X                       240,000
 The ServiceMaster Company  COMMON 81760N109       8,437,500     450,000  SH      X                       450,000
 TCA Cable TV, Inc.         COMMON 872241104       2,775,000      50,000  SH      X                        50,000
 The TJX Companies, Inc.    COMMON 872540109       2,998,125      90,000  SH      X                        90,000
 TriQuint Semiconductor, In COMMON 89674K103       4,658,625      82,000  SH      X                        82,000
 Transatlantic Holdings, In COMMON 893521104      14,987,500     200,000  SH      X                       200,000
 Tri-Continental Corporatio COMMON 895436103       1,415,950      46,904  SH      X                        46,904
 Waste Management, Inc.     COMMON 94106L109      22,198,750     413,000  SH      X                       413,000
 Wal-Mart Stores, Inc.      COMMON 931142103      32,568,750     675,000  SH      X                       675,000
 XL Capital Ltd.            COMMON G98255105       8,581,785     151,890  SH      X                       151,890
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